Long-term investments - Schedule of Investments (Details) $ in Thousands		12 Months Ended
	Jun. 03, 2024 USD ($) entity	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Schedule of Investments [Line Items]
Long-term investments (note 8)		$ 42,714	$ 36,866
Number of legal entities | entity	2
Initial capital contribution		21,654	9,900	$ 0
Loss from investments accounted for by equity method		15,845	6,715	0
Cespira
Schedule of Investments [Line Items]
Accounts receivable due from Cespira		274	4,973
Corporate
Schedule of Investments [Line Items]
Long-term investments (note 8)		42,714	36,866	1,558
Loss from investments accounted for by equity method		15,845	6,715	$ 0
Cespira Canada LP
Schedule of Investments [Line Items]
Long-term investments (note 8)		19,385	25,494
Cespira Sweden AB
Schedule of Investments [Line Items]
Long-term investments (note 8)		23,329	11,225
Other equity accounted investees
Schedule of Investments [Line Items]
Long-term investments (note 8)		0	$ 147
HPDI Technology
Schedule of Investments [Line Items]
Equity method investment, ownership percentage	55.00%
Cash consideration	$ 27,328
HPDI Technology | Sales of goods, services and other income
Schedule of Investments [Line Items]
Equity method investment, ownership percentage	45.00%
Cespira
Schedule of Investments [Line Items]
Carrying value		$ 42,714